ORGANIZATION AND BUSINESS BACKGROUND (Tables)	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
SCHEDULE OF SUBSIDIARIES AND ASSOCIATES

As of December 31, 2021, details of the subsidiaries of the Company are set out below:

Name of Entity	Date of Incorporation	Place of Incorporation	% of Ownership	Principal Activities

Meiwu Technology Company Limited (“Meiwu” or the “Company”, formerly known as Wunong Net Technology Company Limited)	December 4, 2018	British Virgin Islands	Parent	Holding Company

Shenzhen Vande Technology Co., Limited (“Vande”)	April 6, 2017	Hong Kong	100	Holding Company

Guo Gang Tong Trade (Shenzhen) Co., Ltd (“WFOE”)	December 28, 2018	Shenzhen, China	100	Holding Company

Wunong Technology (Shenzhen) Co., Ltd (“Wunong Shenzhen”)	June 16, 2015	Shenzhen, China	VIE	An electronic online platform designed to provide primarily Clean Food to customers in China

Meiwu Catering Chain Management (Shenzhen) Co., Ltd(“Meiwu Catering”, formerly known as Wunong Catering Chain Management (Shenzhen) Co., Ltd)	November 27, 2018	Shenzhen, China	100% owned by Wunong Shenzhen	Restaurant service, food sales

Wunong Technology (Liaoning) Co., Ltd (“Wunong Liaoning”)	November 4, 2020	Liaoning, China	100% owned by Wunong Shenzhen	Food selling, agricultural products purchase and wholesale

Wude Agricultural Technology (Shanghai) Co., Ltd (“Wude Shanghai”)	September 29, 2020	Shanghai, China	51% owned by Wunong Shenzhen	Food selling, agricultural products purchase and wholesale

Wunong Technology (Shaanxi) Co., Ltd (“Wunong Shaanxi”)	December 10, 2020	Shaanxi, China	100% owned by Wunong Shenzhen	Food selling, agricultural products purchase and wholesale